Commitments and contingencies - Summary of Outstanding Commitments for Remaining Installment Payments (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Purchase Obligation, Fiscal Year Maturity [Abstract]
2022	$ 1,103.2
2023	2,712.5
2024	2,457.8
Total	$ 6,273.5